UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2012

MFS® MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 98.0%
Aerospace - 2.5%
Precision Castparts Corp.	71,840	$13,174,738
TransDigm Group, Inc.	101,730	13,837,315

		$27,012,053
Alcoholic Beverages - 1.1%
Beam, Inc.	200,180	$11,232,100

Apparel Manufacturers - 1.9%
Carter’s, Inc. (a)	58,920	$3,125,117
Guess?, Inc.	101,700	2,630,979
Li & Fung Ltd.	2,652,000	4,366,277
VF Corp.	59,220	9,505,402

		$19,627,775
Automotive - 3.1%
BorgWarner Transmission Systems, Inc. (a)	189,710	$12,577,773
Delphi Automotive PLC (a)	289,940	9,855,061
LKQ Corp. (a)	488,030	10,697,618

		$33,130,452
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	131,560	$12,632,391
Regeneron Pharmaceuticals, Inc. (a)	21,790	3,847,025
ViroPharma, Inc. (a)	199,850	4,954,282

		$21,433,698
Broadcasting - 1.9%
CBS Corp., “B”	148,580	$5,345,908
Discovery Communications, Inc., “A” (a)	236,896	14,310,887

		$19,656,795
Brokerage & Asset Managers - 2.4%
Affiliated Managers Group, Inc. (a)	134,830	$17,375,542
Evercore Partners, Inc.	86,290	2,370,386
IntercontinentalExchange, Inc. (a)	46,060	6,086,829

		$25,832,757
Business Services - 7.1%
Cognizant Technology Solutions Corp., “A” (a)	205,499	$13,815,698
Concur Technologies, Inc. (a)	63,370	4,164,043
FleetCor Technologies, Inc. (a)	234,940	12,261,519
Gartner, Inc. (a)	199,390	9,546,793
IHS, Inc., “A” (a)	23,520	2,167,133
Jones Lang LaSalle, Inc.	143,160	11,740,552
Realogy Holdings Corp. (a)	85,490	3,223,828
Verisk Analytics, Inc., “A” (a)	373,700	18,625,208

		$75,544,774
Cable TV - 0.9%
Charter Communications, Inc., “A” (a)	140,950	$9,986,307

Chemicals - 0.7%
Celanese Corp.	188,490	$7,735,630

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 5.0%
Autodesk, Inc. (a)	103,810	$3,439,225
Check Point Software Technologies Ltd. (a)	208,260	9,615,364
Citrix Systems, Inc. (a)	101,740	6,222,418
CommVault Systems, Inc. (a)	112,440	7,461,518
Parametric Technology Corp. (a)	431,110	8,725,666
Red Hat, Inc. (a)	34,660	1,712,204
SolarWinds, Inc. (a)	142,050	7,959,062
TIBCO Software, Inc. (a)	329,310	8,249,216

		$53,384,673
Computer Software - Systems - 1.1%
Fusion-io, Inc. (a)(l)	46,510	$1,085,078
Qlik Technologies, Inc. (a)	321,500	6,230,670
Verifone Systems, Inc. (a)	94,230	2,863,650
Workday, Inc. (a)	30,170	1,511,517

		$11,690,915
Construction - 2.3%
NVR, Inc. (a)	8,110	$7,297,702
Sherwin-Williams Co.	26,740	4,078,385
Stanley Black & Decker, Inc.	187,435	13,478,451

		$24,854,538
Consumer Products - 0.2%
Nu Skin Enterprises, Inc., “A”	55,210	$2,506,534

Consumer Services - 1.9%
Anhanguera Educacional Participacoes S.A.	129,800	$1,960,242
Priceline.com, Inc. (a)	27,366	18,148,037

		$20,108,279
Containers - 2.4%
Ball Corp.	323,310	$14,448,724
Silgan Holdings, Inc.	241,430	10,738,806

		$25,187,530
Electrical Equipment - 5.9%
AMETEK, Inc.	595,832	$22,242,409
Mettler-Toledo International, Inc. (a)	74,920	14,016,783
MSC Industrial Direct Co., Inc., “A”	109,870	7,983,154
Sensata Technologies Holding B.V. (a)	228,750	7,059,225
TriMas Corp. (a)	106,750	2,764,825
W.W. Grainger, Inc.	42,370	8,220,627

		$62,287,023
Electronics - 3.0%
Altera Corp.	322,230	$10,437,030
Hittite Microwave Corp. (a)	58,895	3,573,749
Linear Technology Corp.	229,210	7,607,480
Microchip Technology, Inc.	322,040	9,796,457

		$31,414,716
Energy - Independent - 4.4%
Cabot Oil & Gas Corp.	325,860	$15,348,006
Celtic Exploration Ltd. (a)	247,690	6,515,468

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Independent - continued
Concho Resources, Inc. (a)	74,430	$5,973,752
EQT Corp.	85,510	5,135,731
Pioneer Natural Resources Co.	38,760	4,147,320
Range Resources Corp.	52,590	3,366,812
SM Energy Co.	119,010	5,913,607

		$46,400,696
Engineering - Construction - 0.3%
Fluor Corp.	52,247	$2,773,271

Entertainment - 0.9%
AMC Networks, Inc., “A” (a)	87,690	$4,626,524
Six Flags Entertainment Corp.	72,610	4,464,063

		$9,090,587
Food & Beverages - 1.9%
Chr. Hansen Holding A/S	192,307	$6,225,513
Mead Johnson Nutrition Co., “A”	157,800	10,760,382
Want Want China Holdings Ltd.	2,383,000	3,480,628

		$20,466,523
Gaming & Lodging - 0.7%
Sands China Ltd.	691,200	$2,947,557
Wynn Resorts Ltd.	43,080	4,842,192

		$7,789,749
General Merchandise - 1.9%
Dollar General Corp. (a)	262,700	$13,135,000
Five Below, Inc. (a)	192,470	7,150,260

		$20,285,260
Internet - 1.8%
LinkedIn Corp., “A” (a)	67,390	$7,287,555
Rackspace Hosting, Inc. (a)	164,910	11,398,579

		$18,686,134
Leisure & Toys - 1.2%
Brunswick Corp.	140,590	$3,623,004
Polaris Industries, Inc.	110,920	9,407,125

		$13,030,129
Machinery & Tools - 4.0%
Cummins, Inc.	31,640	$3,105,782
Flowserve Corp.	39,350	5,451,943
Joy Global, Inc.	170,660	9,725,913
Polypore International, Inc. (a)(l)	102,630	4,212,962
Roper Industries, Inc.	101,280	11,295,758
WABCO Holdings, Inc. (a)	134,850	8,367,443

		$42,159,801
Medical & Health Technology & Services - 4.7%
Advisory Board Co. (a)	160,420	$7,259,005
Catamaran Corp. (a)	298,330	14,525,688
Cerner Corp. (a)	128,530	9,925,087

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
Henry Schein, Inc. (a)	183,790	$14,844,718
IDEXX Laboratories, Inc. (a)	39,020	3,647,199

		$50,201,697
Medical Equipment - 6.3%
Cepheid, Inc. (a)	39,260	$1,272,809
Cooper Cos., Inc.	148,015	14,052,544
Covidien PLC	231,690	13,463,506
DexCom, Inc. (a)	164,450	2,151,006
Edwards Lifesciences Corp. (a)	96,620	8,383,717
Endologix, Inc. (a)	352,540	5,168,236
Intuitive Surgical, Inc. (a)	15,100	7,987,900
Sirona Dental Systems, Inc. (a)	54,630	3,420,384
Thermo Fisher Scientific, Inc.	173,130	11,002,412

		$66,902,514
Metals & Mining - 0.2%
Cliffs Natural Resources, Inc.	87,880	$2,526,550

Network & Telecom - 1.2%
Fortinet, Inc. (a)	621,950	$12,426,561

Oil Services - 3.0%
Cameron International Corp. (a)	91,774	$4,951,207
Core Laboratories N.V.	39,620	4,087,992
Dresser-Rand Group, Inc. (a)	240,920	12,722,985
FMC Technologies, Inc. (a)	206,720	8,446,579
Lufkin Industries, Inc.	25,960	1,421,570

		$31,630,333
Other Banks & Diversified Financials - 2.0%
MasterCard, Inc., “A”	43,630	$21,321,108

Pharmaceuticals - 1.5%
Auxilium Pharmaceuticals, Inc. (a)	108,810	$2,082,623
Perrigo Co.	132,430	13,706,505

		$15,789,128
Pollution Control - 0.3%
Stericycle, Inc. (a)	34,070	$3,184,523

Railroad & Shipping - 0.8%
Kansas City Southern Co.	114,790	$8,970,839

Restaurants - 1.4%
Arcos Dorados Holdings, Inc.	243,070	$2,977,607
Chipotle Mexican Grill, Inc., “A” (a)	7,540	1,988,901
Starbucks Corp.	200,200	10,384,374

		$15,350,882
Specialty Chemicals - 2.7%
Airgas, Inc.	205,190	$18,173,678
Albemarle Corp.	75,590	4,519,526

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - continued
Rockwood Holdings, Inc.	122,010	$5,596,599

		$28,289,803
Specialty Stores - 7.7%
AutoZone, Inc. (a)	35,870	$13,765,830
Bed Bath & Beyond, Inc. (a)	65,520	3,847,334
Children’s Place Retail Store, Inc. (a)	91,800	4,462,398
Express, Inc. (a)	222,740	3,325,508
PetSmart, Inc.	124,340	8,785,864
Ross Stores, Inc.	235,180	13,386,446
rue21, Inc. (a)	112,620	3,233,320
Tiffany & Co.	181,480	10,703,690
Tractor Supply Co.	92,310	8,272,822
Urban Outfitters, Inc. (a)	315,040	11,877,008

		$81,660,220
Telecommunications - Wireless - 2.1%
American Tower Corp., REIT	299,630	$22,451,276

Trucking - 0.5%
Expeditors International of Washington, Inc.	132,250	$4,948,795

Utilities - Electric Power - 1.1%
CMS Energy Corp.	491,950	$12,018,338
Total Common Stocks		$1,040,981,266

Collateral for Securities Loaned - 0.4%
Morgan Stanley Repurchase Agreement, 0.22%, dated 11/30/2012, due 12/3/2012, total to be received $4,170,074 (secured by U.S. Treasury and Federal Agency obligations valued at $4,253,406 in an individually traded account)	$4,169,998	$4,169,998

Money Market Funds - 2.0%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)	21,734,796	$21,734,796
Total Investments		$1,066,886,060

Other Assets, Less Liabilities - (0.4)%		(4,541,533)
Net Assets - 100.0%		$1,062,344,527

(a)	Non-income producing security.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,040,981,266	$—	$—	$1,040,981,266
Short Term Securities	—	4,169,998	—	4,169,998
Mutual Funds	21,734,796	—	—	21,734,796
Total Investments	$1,062,716,062	$4,169,998	$—	$1,066,886,060

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $7,846,905 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$915,835,442
Gross unrealized appreciation	179,981,043
Gross unrealized depreciation	(28,930,425)
Net unrealized appreciation (depreciation)	$151,050,618

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,080,387	56,298,033	(46,643,624)	21,734,796

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,568	$21,734,796

7

QUARTERLY REPORT

November 30, 2012

MFS® GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) - 82.2%
Fannie Mae, 0.165%, due 12/26/12	$300,000	$299,965
Fannie Mae, 0.085%, due 1/09/13	330,000	329,970
Fannie Mae, 0.16%, due 1/16/13	300,000	299,939
Fannie Mae, 0.16%, due 1/30/13	200,000	199,947
Fannie Mae, 0.15%, due 3/13/13	287,000	286,878
Fannie Mae, 0.16%, due 3/20/13	550,000	549,734
Federal Home Loan Bank, 0.175%, due 12/03/12	400,000	399,996
Federal Home Loan Bank, 0.09%, due 1/09/13	390,000	389,962
Federal Home Loan Bank, 0.14%, due 1/16/13	400,000	399,928
Federal Home Loan Bank, 0.09%, due 1/23/13	300,000	299,960
Federal Home Loan Bank, 0.095%, due 1/23/13	540,000	539,924
Federal Home Loan Bank, 0.1%, due 1/23/13	300,000	299,956
Federal Home Loan Bank, 0.125%, due 2/01/13	200,000	199,957
Federal Home Loan Bank, 0.133%, due 2/01/13	550,000	549,874
Federal Home Loan Bank, 0.138%, due 2/13/13	250,000	249,929
Federal Home Loan Bank, 0.125%, due 2/15/13	550,000	549,855
Federal Home Loan Bank, 0.125%, due 2/20/13	210,000	209,941
Freddie Mac, 0.14%, due 12/03/12	560,000	559,996
Freddie Mac, 0.15%, due 12/17/12	570,000	569,962
Freddie Mac, 0.165%, due 12/24/12	512,000	511,946
Freddie Mac, 0.1%, due 1/14/13	100,000	99,988
Freddie Mac, 0.16%, due 1/14/13	420,000	419,918
Freddie Mac, 0.12%, due 2/05/13	200,000	199,956
Freddie Mac, 0.11%, due 2/11/13	300,000	299,934
Freddie Mac, 0.155%, due 2/19/13	100,000	99,966
Freddie Mac, 0.16%, due 2/19/13	776,000	775,724
Freddie Mac, 0.15%, due 3/04/13	528,000	527,795
Freddie Mac, 0.16%, due 3/05/13	550,000	549,770
Freddie Mac, 0.155%, due 4/08/13	550,000	549,697
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$11,220,367

Repurchase Agreements - 18.0%
Goldman Sachs Repurchase Agreement, 0.23%, dated 11/30/12, due 12/03/12, total to be received $2,463,047 (secured by U.S. Treasury and Federal Agency obligations valued at $2,512,275 in a jointly traded account), at Cost and Value	$2,463,000	$2,463,000
Total Investments, at Amortized Cost and Value		$13,683,367

Other Assets, Less Liabilities - (0.2)%		(26,891)
Net Assets - 100.0%		$13,656,476

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $13,683,367.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$13,683,367	$—	$13,683,367

For further information regarding security characteristics, see the Portfolio of Investments.

2

QUARTERLY REPORT

November 30, 2012

MFS® MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Certificates of Deposit - 22.3%
Major Banks - 16.0%
Bank of Montreal/Chicago Branch, 0.19%, due 1/08/13	$4,475,000	$4,475,000
Bank of Montreal/Chicago Branch, 0.2%, due 1/14/13	5,420,000	5,420,000
Bank of Montreal/Chicago Branch, 0.21%, due 1/28/13	5,940,000	5,940,000
Bank of Nova Scotia/Houston Branch, 0.27%, due 2/01/13	4,860,000	4,860,000
Canadian Imperial Bank of Commerce/New York Branch, 0.29%, due 1/22/13	16,460,000	16,460,000
Chase Bank USA N.A., 0.2%, due 1/24/13	5,650,000	5,650,000
National Australia Bank/New York Branch, 0.27%, due 2/19/13	11,000,000	11,000,000
Toronto Dominion Holdings (USA), Inc., 0.2%, due 1/28/13	480,000	480,000
Toronto Dominion Holdings (USA), Inc., 0.21%, due 2/04/13	9,330,000	9,330,000

		$63,615,000
Other Banks & Diversified Financials - 6.3%
Branch Banking & Trust Co., 0.17%, due 12/17/12	$11,440,000	$11,440,000
Mizuho Corporate Bank (USA)/New York Branch, 0.24%, due 2/26/13	5,960,000	5,960,000
Mizuho Corporate Bank (USA)/New York Branch, 0.26%, due 1/02/13	7,440,000	7,440,000

		$24,840,000
Total Certificates of Deposit, at Cost and Value		$88,455,000

Commercial Paper (y) - 29.9%
Automotive - 1.9%
American Honda Finance Corp., 0.17%, due 1/22/13 (t)	$7,515,000	$7,513,155

Consumer Products - 3.3%
Procter & Gamble Co., 0.14%, due 1/02/13 (t)	$1,267,000	$1,266,842
Procter & Gamble Co., 0.16%, due 2/11/13 (t)	11,945,000	11,941,178

		$13,208,020
Electronics - 3.2%
Emerson Electric Co., 0.16%, due 2/21/13 (t)	$12,800,000	$12,795,335

Financial Institutions - 4.1%
General Electric Capital Corp., 0.23%, due 12/11/12	$16,320,000	$16,318,957

Food & Beverages - 4.0%
Coca-Cola Co., 0.23%, due 2/20/13 (t)	$10,630,000	$10,624,499
Coca-Cola Co., 0.24%, due 1/23/13 (t)	4,103,000	4,101,550
Coca-Cola Co., 0.24%, due 3/08/13 (t)	1,085,000	1,084,298

		$15,810,347
Major Banks - 8.3%
ANZ National (International) Ltd., 0.35%, due 1/25/13 (t)	$8,090,000	$8,085,674
Bank of Nova Scotia, 0.205%, due 1/16/13	10,992,000	10,989,121
JPMorgan Chase & Co., 0.2%, due 1/15/13	1,743,000	1,742,564
JPMorgan Chase & Co., 0.23%, due 12/13/12	4,527,000	4,526,653
JPMorgan Chase & Co., 0.3%, due 1/24/13	3,629,000	3,627,367
National Australia Funding (Delaware), Inc., 0.28%, due 2/19/13 (t)	3,878,000	3,875,587

		$32,846,966
Pharmaceuticals - 3.0%
Sanofi, 0.17%, due 12/20/12 (t)	$12,061,000	$12,059,918

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Tobacco - 2.1%
Philip Morris International, Inc., 0.13%, due 1/16/13 (t)	$5,240,000	$5,239,130
Philip Morris International, Inc., 0.15%, due 12/10/12 (t)	3,065,000	3,064,885

		$8,304,015
Total Commercial Paper, at Amortized Cost and Value		$118,856,713

U.S. Government Agencies and Equivalents (y) - 37.6%
Fannie Mae, 0.085%, due 1/09/13	$15,975,000	$15,973,529
Fannie Mae, 0.15%, due 3/13/13	5,413,000	5,410,699
Federal Home Loan Bank, 0.12%, due 12/05/12	7,163,000	7,162,904
Federal Home Loan Bank, 0.09%, due 1/11/13	5,345,000	5,344,452
Federal Home Loan Bank, 0.09%, due 1/23/13	846,000	845,888
Federal Home Loan Bank, 0.095%, due 1/23/13	16,030,000	16,027,758
Federal Home Loan Bank, 0.1%, due 1/23/13	15,985,000	15,982,647
Federal Home Loan Bank, 0.095%, due 1/25/13	7,746,000	7,744,876
Federal Home Loan Bank, 0.133%, due 2/01/13	15,680,000	15,676,408
Federal Home Loan Bank, 0.138%, due 2/13/13	900,000	899,745
Federal Home Loan Bank, 0.123%, due 2/15/13	16,080,000	16,075,825
Federal Home Loan Bank, 0.125%, due 2/15/13	15,825,000	15,820,824
Freddie Mac, 0.085%, due 1/03/13	9,310,000	9,309,275
Freddie Mac, 0.12%, due 2/19/13	11,215,000	11,212,009
Freddie Mac, 0.155%, due 2/19/13	5,000,000	4,998,278
Freddie Mac, 0.16%, due 2/19/13	160,000	159,943
Freddie Mac, 0.15%, due 3/04/13	683,000	682,735
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$149,327,795

Floating Rate Demand Notes - 4.3%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, 12/03/12	8,700,000	$8,700,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.16%, 12/03/12	8,400,000	8,400,000
Total Floating Rate Demand Notes, at Cost and Value		$17,100,000

Repurchase Agreements - 6.3%
Goldman Sachs Repurchase Agreement, 0.23%, dated 11/30/2012, due 12/03/12, total to be received $25,221,483 (secured by U.S. Treasury and Federal Agency obligations valued at $25,725,574 in a jointly traded account), at Cost and Value	$25,221,000	$25,221,000
Total Investments, at Amortized Cost and Value		$398,960,508

Other Assets, Less Liabilities - (0.4)%		(1,397,442)
Net Assets - 100.0%		$397,563,066

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $398,960,508.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$398,960,508	$—	$398,960,508

For further information regarding security characteristics, see the Portfolio of Investments.

3

QUARTERLY REPORT

November 30, 2012

MFS® GLOBAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 95.3%
Airlines - 0.8%
Stagecoach Group PLC	13,401	$62,801

Apparel Manufacturers - 1.6%
Arezzo Industria e Comercio S.A.	1,700	$29,437
Cia.Hering S.A.	500	11,194
Gerry Weber International AG	1,006	47,604
Stella International Holdings	15,000	38,631

		$126,866
Automotive - 1.1%
Guangzhou Automobile Group Co. Ltd., “H”	50,000	$40,709
USS Co. Ltd.	390	41,538

		$82,247
Biotechnology - 0.6%
Anacor Pharmaceuticals, Inc. (a)	2,024	$10,727
ViroPharma, Inc. (a)	1,510	37,433

		$48,160
Broadcasting - 1.0%
Astro Malaysia Holdings Bhd. (a)	30,800	$29,080
Havas S.A.	3,206	16,978
Proto Corp.	1,700	29,077

		$75,135
Brokerage & Asset Managers - 1.2%
Aberdeen Asset Management PLC	4,370	$23,665
Computershare Ltd.	3,196	29,017
IG Group Holdings PLC	3,365	22,832
Rathbone Brothers PLC	814	16,237

		$91,751
Business Services - 7.0%
Amadeus IT Holding S.A.	2,802	$65,412
Brenntag AG	254	32,836
Bunzl PLC	7,477	123,267
Constant Contact, Inc. (a)	4,160	55,411
FleetCor Technologies, Inc. (a)	1,179	61,532
Gartner, Inc. (a)	1,180	56,498
Intertek Group PLC	651	32,229
Jones Lang LaSalle, Inc.	442	36,248
Multiplus S.A.	747	17,305
Performant Financial Corp. (a)	2,810	27,145
Sodexo	460	37,146

		$545,029
Cable TV - 0.5%
Ziggo N.V.	1,150	$36,015

Chemicals - 1.0%
Intrepid Potash, Inc. (a)	2,630	$55,966
Victrex PLC	822	20,255

		$76,221

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - 3.1%
ANSYS, Inc. (a)	490	$32,502
CommVault Systems, Inc. (a)	610	40,480
Nuance Communications, Inc. (a)	1,700	37,808
OBIC Business Consultants Co. Ltd.	50	2,611
OBIC Co. Ltd.	370	82,093
SolarWinds, Inc. (a)	810	45,384

		$240,878
Computer Software - Systems - 3.5%
Exa Corp. (a)	1,330	$16,532
ExactTarget, Inc. (a)	790	16,282
FleetMatics Group PLC (a)	3,030	65,993
Guidewire Software, Inc. (a)	520	15,548
NICE Systems Ltd. (a)	698	23,666
Qlik Technologies, Inc. (a)	920	17,830
SciQuest, Inc. (a)	3,344	54,474
Vantiv, Inc. (a)	1,730	37,489
Verifone Systems, Inc. (a)	820	24,920

		$272,734
Construction - 1.7%
Bellway PLC	1,774	$28,351
NVR, Inc. (a)	65	58,490
PT Semen Gresik Tbk.	29,000	44,739

		$131,580
Consumer Products - 0.9%
Dr. Ci Labo Co. Ltd.	3	$10,212
L’Occitane International S.A.	10,000	30,644
Uni-Charm Corp.	500	25,535

		$66,391
Consumer Services - 3.2%
Anhanguera Educacional Participacoes S.A.	3,000	$45,306
Dignity PLC	4,882	76,887
HomeAway, Inc. (a)	2,750	56,320
Kroton Educacional S.A. (a)	6	14
Kroton Educacional S.A., IEU (a)	2,062	39,989
MakeMyTrip Ltd. (a)	2,200	30,668

		$249,184
Containers - 1.2%
Packaging Corp. of America	1,510	$55,024
Viscofan S.A.	755	36,920

		$91,944
Electrical Equipment - 3.9%
AMETEK, Inc.	1,475	$55,062
Domino Printing Sciences PLC	3,668	34,908
IMI PLC	3,360	56,739
MSC Industrial Direct Co., Inc., “A”	763	55,440
Sensata Technologies Holding B.V. (a)	2,100	64,806
Spectris PLC	1,266	39,005

		$305,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 1.8%
Monolithic Power Systems, Inc. (a)	2,165	$45,811
Ultratech, Inc. (a)	1,240	40,697
Veeco Instruments, Inc. (a)	1,860	52,936

		$139,444
Energy - Independent - 1.9%
Cabot Oil & Gas Corp.	1,970	$92,787
Range Resources Corp.	820	52,496

		$145,283
Engineering - Construction - 0.5%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	6,700	$40,215

Entertainment - 0.7%
Six Flags Entertainment Corp.	940	$57,791

Food & Beverages - 3.3%
Booker Group PLC	28,330	$45,003
Britvic PLC	5,740	36,418
D.E Master Blenders 1753 N.V. (a)	1,440	16,574
Devro PLC	8,516	41,819
Green Mountain Coffee Roasters, Inc. (a)	1,040	38,137
Mead Johnson Nutrition Co., “A”	550	37,504
Shenguan Holdings Group, Ltd.	88,000	44,737

		$260,192
Food & Drug Stores - 2.3%
Cosmos Pharmaceutical Corp.	500	$51,495
CP All PLC	14,500	18,662
O’Key Group S.A., GDR (n)	4,784	48,605
Sundrug Co. Ltd.	500	17,929
Wumart Stores, Inc., “H”	19,000	39,568

		$176,259
General Merchandise - 1.6%
Clicks Group Ltd.	4,963	$35,169
Five Below, Inc. (a)	1,260	46,809
Mr. Price Group Ltd.	2,828	42,307

		$124,285
Insurance - 1.0%
Brasil Insurance Participacoes e Administracao S.A.	3,600	$29,820
Jardine Lloyd Thompson Group PLC	3,773	46,485

		$76,305
Internet - 0.9%
Millennial Media, Inc. (a)	1,350	$18,562
Rackspace Hosting, Inc. (a)	460	31,795
Shutterstock, Inc. (a)	805	20,608

		$70,965
Machinery & Tools - 8.4%
Allison Transmission Holdings, Inc.	3,560	$74,012
Finning International, Inc.	1,350	30,932
IPG Photonics Corp. (a)	615	36,347

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - continued
Joy Global, Inc.	1,190	$67,818
Kennametal, Inc.	1,710	65,185
Polypore International, Inc. (a)	1,940	79,637
Proto Labs, Inc. (a)	1,560	56,909
Sartorius AG, IPS	680	62,994
Spirax-Sarco Engineering PLC	847	29,624
Titan Machinery, Inc. (a)	2,470	54,686
United Rentals, Inc. (a)	1,420	58,973
WABCO Holdings, Inc. (a)	641	39,774

		$656,891
Medical & Health Technology & Services - 3.4%
Advisory Board Co. (a)	1,268	$57,377
Brookdale Senior Living, Inc. (a)	2,640	67,478
Capital Senior Living Corp. (a)	2,150	38,292
Fleury S.A.	1,700	18,298
Healthcare Services Group, Inc.	2,400	56,448
Kobayashi Pharmaceutical Co. Ltd.	500	24,929

		$262,822
Medical Equipment - 8.2%
Align Technology, Inc. (a)	2,714	$74,336
Cepheid, Inc. (a)	1,827	59,231
Conceptus, Inc. (a)	4,420	91,980
DENTSPLY International, Inc.	750	29,775
DexCom, Inc. (a)	2,960	38,717
Endologix, Inc. (a)	4,078	59,783
EnteroMedics, Inc. (a)	3,420	10,602
Globus Medical, Inc., “A” (a)	2,580	34,340
Masimo Corp.	1,771	36,695
NxStage Medical, Inc. (a)	4,676	56,206
Sonova Holding AG	410	44,774
Uroplasty, Inc. (a)	5,717	20,638
Varian Medical Systems, Inc. (a)	630	43,571
Volcano Corp. (a)	1,360	37,074

		$637,722
Metals & Mining - 1.1%
Globe Specialty Metals, Inc.	3,944	$54,664
Iluka Resources Ltd.	3,879	33,316

		$87,980
Network & Telecom - 1.0%
Calix, Inc. (a)	3,684	$27,188
Fortinet, Inc. (a)	1,010	20,180
VTech Holdings Ltd.	2,700	31,371

		$78,739
Oil Services - 3.9%
AMEC PLC	2,110	$35,293
Atwood Oceanics, Inc. (a)	1,450	66,700
Core Laboratories N.V.	340	35,081
Dresser-Rand Group, Inc. (a)	1,140	60,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - continued
Helmerich & Payne, Inc.	870	$45,414
Superior Energy Services, Inc. (a)	2,880	58,493

		$301,184
Other Banks & Diversified Financials - 1.9%
Air Lease Corp. (a)	2,450	$54,513
Credicorp Ltd.	252	35,255
First Republic Bank	1,623	54,890

		$144,658
Pharmaceuticals - 2.2%
Kythera Biopharmaceuticals, Inc. (a)	1,258	$30,783
Perrigo Co.	363	37,571
Santen Pharmaceutical Co. Ltd.	1,100	47,171
Virbac	320	59,055

		$174,580
Railroad & Shipping - 1.5%
Diana Shipping, Inc. (a)	12,850	$95,476
Navios Maritime Holdings, Inc.	4,670	17,886

		$113,362
Real Estate - 1.4%
Brasil Brokers Participacoes	11,500	$34,605
Deutsche Wohnen AG	2,714	52,487
Midland Holdings Ltd.	54,000	25,014

		$112,106
Restaurants - 3.2%
Ajisen China Holdings Ltd.	15,000	$13,161
Arcos Dorados Holdings, Inc.	6,320	77,420
BJ’s Restaurants, Inc. (a)	640	21,946
Chuy’s Holdings, Inc. (a)	1,900	44,745
Domino’s Pizza UK & IRL PLC	4,701	38,148
Dunkin Brands Group, Inc.	1,678	53,394

		$248,814
Specialty Chemicals - 4.6%
Croda International PLC	2,955	$112,725
Elementis PLC	11,562	41,123
Fuchs Petrolub AG, IPS	625	43,625
Rockwood Holdings, Inc.	1,270	58,255
Symrise AG	1,518	52,860
W. R. Grace & Co. (a)	786	51,459

		$360,047
Specialty Stores - 4.6%
Citi Trends, Inc. (a)	1,162	$16,222
D’Ieteren S.A.	880	41,957
MonotaRO Co. Ltd.	2,200	64,184
Monro Muffler Brake, Inc.	1,532	49,147
NEXT PLC	520	30,500
Tiffany & Co.	790	46,594
Urban Outfitters, Inc. (a)	1,178	44,411
Zumiez, Inc. (a)	3,020	62,454

		$355,469

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telephone Services - 0.6%
Bezeq – The Israel Telecommunication Corp. Ltd.	6,580	$8,092
PT XL Axiata Tbk	64,500	34,625

		$42,717
Tobacco - 0.5%
Swedish Match AB	1,156	$40,692

Trucking - 2.5%
Atlas Air Worldwide Holdings, Inc. (a)	1,177	$50,941
DSV A.S.	1,055	24,902
Kintetsu World Express, Inc.	100	3,022
Landstar System, Inc.	730	36,916
Swift Transportation Co. (a)	9,470	80,116

		$195,897
Total Common Stocks		$7,407,315

	First Exercise
Warrants - 0.7%
Consumer Products - 0.4%
Merrill Lynch International & Co. (Dabur Ltd. – Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/27/11	12,587	$29,702

Other Banks & Diversified Financials - 0.3%
Merrill Lynch International & Co. (Federal Bank Ltd. – Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	8/30/10	3,205	$28,456
Total Warrants			$58,158

Money Market Funds - 4.9%
MFS Institutional Money Market Portfolio, 0.17%, at Net Asset Value (v)		381,364	$381,364
Total Investments			$7,846,837

Other Assets, Less Liabilities - (0.9)%			(71,065)
Net Assets - 100.0%			$7,775,772

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,158, representing 0.75% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$4,135,439	$—	$—	$4,135,439
United Kingdom	994,313	—	—	994,313
Japan	399,796	—	—	399,796
Germany	292,406	—	—	292,406
Brazil	225,969	—	—	225,969
China	138,175	—	—	138,175
Greece	113,362	—	—	113,362
France	113,179	—	—	113,179
Spain	102,332	—	—	102,332
Other Countries	850,016	100,486	—	950,502
Mutual Funds	381,364	—	—	381,364
Total Investments	$7,746,351	$100,486	$—	$7,846,837

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $423,114 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,997,585
Gross unrealized appreciation	981,814
Gross unrealized depreciation	(132,562)
Net unrealized appreciation (depreciation)	$849,252

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	193,187	1,218,233	(1,030,056)	381,364

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$77	$381,364

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2012, are as follows:

United States	55.7%
United Kingdom	13.2%
Japan	5.3%
Germany	3.9%
Brazil	3.0%
China	1.8%
Greece	1.5%
France	1.5%
Spain	1.4%
Other Countries	12.7%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: January 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: January 15, 2013

*	Print name and title of each signing officer under his or her signature.